Investments in Associates and Joint Ventures - Summary of Principal Associate Undertakings (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ITC Ltd.
Disclosure Of Significant Investments In Associates [Line Items]
Percentage of interest in associate	29.38%	29.42%	29.46%	29.57%